Other Charges (Tables)	6 Months Ended
Jul. 31, 2024
Other Charges
Schedule of components of other charges

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023
Acquisition-related costs	1,311	391	3,389	1,719
Contingent consideration accretion and adjustments	(1,247)	2,064	541	2,667
Restructuring plans	86	—	138	2
	150	2,455	4,068	4,388

Schedule of changes in restructuring plan

	Workforce	Office
	Reduction	Closures	Total
Balance at January 31, 2024	442	—	442
Accruals and adjustments	57	81	138
Cash draw downs	(378)	(81)	(459)
Non-cash draw downs and foreign exchange	(7)	—	(7)
Balance at July 31, 2024	114	—	114